NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE – RELATED PARTY	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE – RELATED PARTY

10. NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE – RELATED PARTY

The Company has notes payable as of December 31, 2024 and June 30, 2024 in the amount of approximately $2,596,378 and $2,600,000, respectively.

On June 30, 2022, the Company purchased from a non-related party, real estate asset appraised at $11,409,500 and executed two unsecured demand promissory notes bearing annual interest rates of 0%. The first is for $2,600,000 and the second was in the amount of $280,000. This second note was fully paid on August 8, 2022.

Line of Credit – Related Party

Between November 15, 2024 and December 20, 2024, the Company borrowed an aggregate of $2,859,973, evidenced by a Secured Promissory Note, dated December 1, 2024, under a planned committed line of credit with BOS Investment Inc. to borrow up to an aggregate of $5,000,000. BOS is an affiliate of Michael Singh, the Company’s Chairman and Co-CEO. The Company used a portion of the proceeds from the loan for the acquisition of Awaysis Belize LTD, another affiliate of Mr. Singh, and expects to use additional proceeds for other targeted acquisitions, and to further develop the Company’s Awaysis Casamora Assets.

Interest on the note portion of the loan is 3.5% per annum (subject to late payment penalties), and the principal and interest on the note shall be paid as follows:

1.	$110,000, originally on or before December 20, 2024, which the parties have agreed, shall be deferred until on or before February 15, 2025 or upon available funding.

2.	$2,500,000 on or before February 15, 2025 or upon the uplist to NYSE American; and

3.	The balance of the principal and interest to be paid on or before June 1, 2025.

The note is secured by a first priority lien on substantially all of the assets of Awaysis Belize LTD and contains customary events of default, which entitle BOS, among other things, to accelerate the due date of the unpaid principal and accrued and unpaid interest of the note. Additional definitive documentation regarding the line of credit has not yet been negotiated or entered into. However, the Company expects the note will be rolled into the definitive documents relating to the full line of credit once finalized and executed.

Convertible Note Payable – Related Party

On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to the Company by Harthorne, bearing an annual interest rate of 12%. The note is due June 19, 2025, unless sooner paid in full or converted in accordance with the terms of conversion at $.30 per share.

On December 20, 2024, the company executed a convertible note payable to Michael Singh for the purchase of the stocks of Awaysis Belize LTD in the amount of $2,081,365 subject to a true-up of the purchase price

As of June 30, 2024, the Company accounted for convertible notes payable in accordance with ASC 470-20. A beneficial conversion feature is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is in the money if the effective conversion price is lower than the commitment date fair value of a share into which it is convertible.

As of June 30, 2024 and per ASU 470-20, the excess of the fair value of the convertible note was $2,016,667 and the discount in the amount of $1,100,000 was amortized over a 1-year period with a maturity date of June 19, 2025.

As of June 30, 2024, the net balance of Notes – related party was $36,565. The net balance consisted of the principle of the note of $1,100,000 and the discount on the beneficial conversion feature of $(1,100,000). This discount was amortized on a straight-line basis over the life of the note. The amortization of the discount (recorded as interest expense) was $36,565.

As of July 1, 2024, the Company is required to adopt ASU 2020-06, Debt – Debt with Conversion and options (subtopic 470-20), and all related amendments on July 1, 2024 on a full retrospective basis. This new standard removed guidance in ASC 470-20 that required separate accounting for beneficial conversion features and amended disclosure requirements. Per the new guidance, the convertible debt can be accounted for as a single liability unit and eliminates the beneficial conversion feature.

As the convertible loan was approved by the Board on June 26, 2024, the retrospective impact of this adoption effects the financials only for the year ended June 30, 2024. The financial impact is removing the discount on the beneficial conversion feature and the related amortization from the liability and equity section of the financial statements for the year ended June 30, 2024. This accounted for an increase in the liabilities by $1,063,435 related to the Discount on beneficial conversion of $1,100,000 feature and the related amortization of $36,565, an increase to retained earnings beginning balance related to the interest expense from the amortization of the discount on beneficial conversion feature of $36,565, and a decrease to equity of $1,100,000 related to additional paid in capital beneficial conversion feature.

After the adoption of ASU 2020-06, the balance of the convertible note payable is $1,100,000 as of December 31, 2024 and June 30, 2024.

Balance Sheet

	Balance Sheet at	Adoption of
	June 30, 2024	ASU 2020-06	Restated
	(Audited)	Adjustments	Balance Sheet
Convertible note payable - related party, net of discount	36,565	1,063,435	1,100,000
Total current liabilities	3,552,541	1,063,435	4,615,976

Total liabilities	3,735,190	1,063,435	4,798,625

Additional paid in capital	18,484,873	(1,100,000)	17,384,873
Accumulated deficit	(12,642,933)	36,565	(12,606,368)
Total stockholders equity	8,747,956	(1,063,435)	7,684,521
Total liabilities and stockholders equity	12,483,146	0	12,483,146
Income Statement
Interest Expense	47,565	36,565	11,000
Net loss	(7,093,476)	36,565	(7,056,911)

10. NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE - RELATED PARTY

The Company has notes payable as of June 30, 2024, and 2023 in the amount of approximately $2,600,000 and $2,600,000, respectively.

On June 30, 2022, the Company purchased from a non-related party, real estate asset appraised at $11,409,500 and executed two unsecured demand promissory notes bearing annual interest rates of 0%. The first is for $2,600,000 and the second was in the amount of $280,000. This second note was subsequently fully paid on August 8, 2022.

Convertible Note Payable - Related Party

On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to Awaysis Capital, Inc. by Harthorne Capital, Inc., an affiliate of the Company, bearing an annual interest rate of 12%. The note is due June 19, 2025 unless sooner paid in full or converted in accordance with the terms of conversion at $.30 per share. The excess of the fair value of the convertible note is $2,016,667 and the discount in the amount of $1,100,000 is amortized over a 1-year period with a maturity date of June 19, 2025.

As of June 30, 2024, and 2023, the net balance of Notes - related party was $36,565 and $0, respectively. The net balance consists of the principle of the note of $1,100,000 and the discount on the beneficial conversion feature of $(1,100,000)..This Discount is amortized on a straight-line basis over the life of the note. The current amortization of the discount (recorded as interest expense) is $36,565.